Federated MDT All Cap core fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares
A portfolio of Federated MDT Series
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2007

Under the heading entitled, “Who Manages the Fund?” please delete first two paragraphs and the Portfolio Manager Information sub-section and replace it with the following:

The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (MDT Advisers) which is registered as an investment adviser with the SEC. Federated acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative computer model that drives investment decisions. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 High Street, 21st Floor, Boston, Massachusetts, 02110. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $302 billion in assets as of December 31, 2007. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions. The Fund is the successor to the MDT All Cap Core Fund (inception October 2002) pursuant to a reorganization that was completed in December 2006 in connection with the acquisition of MDT Advisors by Federated.

PORTFOLIO MANAGEMENT INFORMATION

The Fund is managed by the Optimum Q Process, the proprietary, quantitative computer model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”) since October 2002.

Daniel J. Mahr, CFA, Managing Director, Research, leads the Investment Team. David M. Goldsmith, Ph.D., who was responsible for the initial development and launch of the Optimum Q Process, functions as a transitional advisor to the Investment Team in anticipation of and until his retirement on December 31, 2008.  Upon his retirement, Dr. Goldsmith’s activities with the Investment Team will cease.

Effective August 2008, key members of the Investment Team, Daniel J. Mahr, Frederick L. Konopka, Brian M. Greenberg and Douglas K. Thunen, have been named Portfolio Managers of the Fund as they continue their work with the Optimum Q Process.

David M. Goldsmith, Ph.D. joined the Investment Team in 1990. He received an A.B., Summa Cum Laude, in Economics from Princeton University, and a Ph.D. in Economics with a concentration in Finance from Harvard University.  Dr. Goldsmith functions as a transitional advisor to the Investment Team in anticipation of his retirement on December 31, 2008.

Daniel J. Mahr joined the Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process.  He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

Frederick L. Konopka, CFA, joined the Investment Team in 1997.  He is responsible for ongoing improvement of the research processes and software development for the Optimum Q Process, focusing on trading impact evaluation and implementation.  He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

Brian M. Greenberg and Douglas K. Thunen joined the Investment Team in 2004.  As Group Leaders, they are jointly responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development.  Mr. Greenberg received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.  Mr. Thunen earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

September 9, 2008

Cusip             31421R106
Cusip             31421R205
Cusip             31421R304
Cusip             31421R718
39086 (09-08)

Federated MDT Balanced fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2007.

 Under the heading entitled, “Who Manages the Fund?” please delete first two paragraphs and the Portfolio Manager Information sub-section and replace it with the following:

The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (MDT Advisers) which is registered as an investment adviser with the SEC. Federated acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative computer model that drives investment decisions. The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company (FIMCO), an affiliate of the Adviser, which is paid by the Adviser and not by the Fund.  Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 High Street, 21st Floor, Boston, Massachusetts, 02110. The address of FASC and FIMCO is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.  The Adviser, Sub-Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $302 billion in assets as of December 31, 2007. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions. The Fund is the successor to the MDT Balanced Growth Fund (inception October 2002) pursuant to a reorganization that was completed in December 2006 in connection with the acquisition of MDT Advisors by Federated.

PORTFOLIO MANAGEMENT INFORMATION

John. F. Sherman, CFA, has been the Fund’s Portfolio Manager responsible for asset allocation (including the selection of any exchange-traded funds and derivatives used in the asset allocation process) and the selection of REIT securities for the Fund since October 2002. Mr. Sherman joined MDT Advisers in 2000. He has over 15 years of experience analyzing financial markets. Prior to joining the Adviser, Mr. Sherman served as a Vice President and Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for FDIC from 1991-1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He received a B.S.B.A. from North Adams State College, and an M.B.A. from Boston University Graduate School of Management.

Equity

Equity investing for the Fund is managed by the Optimum Q Process, the proprietary, quantitative computer model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”) since October 2002.

Daniel J. Mahr, CFA, Managing Director, Research, leads the Investment Team. David M. Goldsmith, Ph.D., who was responsible for the initial development and launch of the Optimum Q Process, functions as a transitional advisor to the Investment Team in anticipation of and until his retirement on December 31, 2008.  Upon his retirement, Dr. Goldsmith’s activities with the Investment Team will cease.

Effective August 2008, key members of the Investment Team, Daniel J. Mahr, Frederick L. Konopka, Brian M. Greenberg and Douglas K. Thunen, have been named Portfolio Managers of the Fund as they continue their work with the Optimum Q Process.

David M. Goldsmith, Ph.D. joined the Investment Team in 1990. He received an A.B., Summa Cum Laude, in Economics from Princeton University, and a Ph.D. in Economics with a concentration in Finance from Harvard University.  Dr. Goldsmith functions as a transitional advisor to the Investment Team in anticipation of his retirement on December 31, 2008.

Daniel J. Mahr joined the Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process.  He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

Frederick L. Konopka, CFA, joined the Investment Team in 1997.  He is responsible for ongoing improvement of the research processes and software development for the Optimum Q Process, focusing on trading impact evaluation and implementation.  He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

Brian M. Greenberg and Douglas K. Thunen joined the Investment Team in 2004.  As Group Leaders, they are jointly responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development.  Mr. Greenberg received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.  Mr. Thunen earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

Fixed Income

Christopher J. Smith, CFA, has been the Fund’s Portfolio Manager for the fixed income portion of the Fund since December, 2006. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund’s Sub-Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. He received his M.A in Economics and Finance from the University of Kentucky.

Joseph M. Balestrino, CFA, has been the Fund’s Portfolio Manager for the fixed income portion of the Fund since December, 2006. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund’s Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund’s Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Sub-Adviser from 1993 to 1995. Mr. Balestrino received his Master’s Degree in Urban and Regional Planning from the University of Pittsburgh.

September 9, 2008

Cusip 31421R841
Cusip 31421R833
Cusip 31421R825
Cusip 31421R692
39088 (09-08)

Federated MDT Large Cap Growth fund

Class A Shares
Class B Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2007.

Under the heading entitled, “Who Manages the Fund?” please delete first two paragraphs and the Portfolio Manager Information sub-section and replace it with the following:

The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (MDT Advisers) which is registered as an investment adviser with the SEC. Federated acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative computer model that drives investment decisions. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 High Street, 21st Floor, Boston, Massachusetts, 02110. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $302 billion in assets as of December 31, 2007. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions. The Fund is the successor to the MDT Large Cap Growth Fund (inception October 2002) pursuant to a reorganization that was completed in December 2006 in connection with the acquisition of MDT Advisors by Federated.

PORTFOLIO MANAGEMENT INFORMATION

The Fund is managed by the Optimum Q Process, the proprietary, quantitative computer model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”) since October 2002.

Daniel J. Mahr, CFA, Managing Director, Research, leads the Investment Team. David M. Goldsmith, Ph.D., who was responsible for the initial development and launch of the Optimum Q Process, functions as a transitional advisor to the Investment Team in anticipation of and until his retirement on December 31, 2008.  Upon his retirement, Dr. Goldsmith’s activities with the Investment Team will cease.

Effective August 2008, key members of the Investment Team, Daniel J. Mahr, Frederick L. Konopka, Brian M. Greenberg and Douglas K. Thunen, have been named Portfolio Managers of the Fund as they continue their work with the Optimum Q Process.

David M. Goldsmith, Ph.D. joined the Investment Team in 1990. He received an A.B., Summa Cum Laude, in Economics from Princeton University, and a Ph.D. in Economics with a concentration in Finance from Harvard University.  Dr. Goldsmith functions as a transitional advisor to the Investment Team in anticipation of his retirement on December 31, 2008.

Daniel J. Mahr joined the Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process.  He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

Frederick L. Konopka, CFA, joined the Investment Team in 1997.  He is responsible for ongoing improvement of the research processes and software development for the Optimum Q Process, focusing on trading impact evaluation and implementation.  He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

Brian M. Greenberg and Douglas K. Thunen joined the Investment Team in 2004.  As Group Leaders, they are jointly responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development.  Mr. Greenberg received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.  Mr. Thunen earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

September 9, 2008

Cusip             31421R700
Cusip             31421R809
Cusip             31421R882
Cusip             31421R684
39092 (09-08)

Federated MDT Large Cap Value Fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO PROSPECTUSES DATED MARCH 3, 2008.

Under the heading entitled, “Who Manages the Fund?” please delete first two paragraphs and the Portfolio Manager Information sub-section and replace it with the following:

The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (MDT Advisers) which is registered as an investment adviser with the SEC. Federated acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative computer model that drives investment decisions. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 High Street, 21st Floor, Boston, Massachusetts, 02110. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $302 billion in assets as of December 31, 2007. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions. The Fund is the successor to the MDT Large Cap Value Fund (inception October 2002) pursuant to a reorganization that was completed in December 2006 in connection with the acquisition of MDT Advisors by Federated.

PORTFOLIO MANAGEMENT INFORMATION

The Fund is managed by the Optimum Q Process, the proprietary, quantitative computer model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”) since October 2002.

Daniel J. Mahr, CFA, Managing Director, Research, leads the Investment Team. David M. Goldsmith, Ph.D., who was responsible for the initial development and launch of the Optimum Q Process, functions as a transitional advisor to the Investment Team in anticipation of and until his retirement on December 31, 2008.  Upon his retirement, Dr. Goldsmith’s activities with the Investment Team will cease.

Effective August 2008, key members of the Investment Team, Daniel J. Mahr, Frederick L. Konopka, Brian M. Greenberg and Douglas K. Thunen, have been named Portfolio Managers of the Fund as they continue their work with the Optimum Q Process.

David M. Goldsmith, Ph.D. joined the Investment Team in 1990. He received an A.B., Summa Cum Laude, in Economics from Princeton University, and a Ph.D. in Economics with a concentration in Finance from Harvard University.  Dr. Goldsmith functions as a transitional advisor to the Investment Team in anticipation of his retirement on December 31, 2008.

Daniel J. Mahr joined the Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process.  He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

Frederick L. Konopka, CFA, joined the Investment Team in 1997.  He is responsible for ongoing improvement of the research processes and software development for the Optimum Q Process, focusing on trading impact evaluation and implementation.  He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

Brian M. Greenberg and Douglas K. Thunen joined the Investment Team in 2004.  As Group Leaders, they are jointly responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development.  Mr. Greenberg received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.  Mr. Thunen earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

September 9, 2008

Cusip 31421R668
Cusip 31421R650
Cusip 31421R643
Cusip 31421R635
39094 (09-08)

Federated MDT Mid Cap Growth Fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2007.

Under the heading entitled, “Who Manages the Fund?” please delete first two paragraphs and the Portfolio Manager Information sub-section and replace it with the following:

The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (MDT Advisers) which is registered as an investment adviser with the SEC. Federated acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative computer model that drives investment decisions. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 High Street, 21st Floor, Boston, Massachusetts, 02110. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $302 billion in assets as of December 31, 2007. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions. The Fund is the successor to the MDT Mid Cap Growth Fund (inception October 2002) pursuant to a reorganization that was completed in December 2006 in connection with the acquisition of MDT Advisors by Federated.

PORTFOLIO MANAGEMENT INFORMATION

The Fund is managed by the Optimum Q Process, the proprietary, quantitative computer model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”) since October 2002.

Daniel J. Mahr, CFA, Managing Director, Research, leads the Investment Team. David M. Goldsmith, Ph.D., who was responsible for the initial development and launch of the Optimum Q Process, functions as a transitional advisor to the Investment Team in anticipation of and until his retirement on December 31, 2008.  Upon his retirement, Dr. Goldsmith’s activities with the Investment Team will cease.

Effective August 2008, key members of the Investment Team, Daniel J. Mahr, Frederick L. Konopka, Brian M. Greenberg and Douglas K. Thunen, have been named Portfolio Managers of the Fund as they continue their work with the Optimum Q Process.

David M. Goldsmith, Ph.D. joined the Investment Team in 1990. He received an A.B., Summa Cum Laude, in Economics from Princeton University, and a Ph.D. in Economics with a concentration in Finance from Harvard University.  Dr. Goldsmith functions as a transitional advisor to the Investment Team in anticipation of his retirement on December 31, 2008.

Daniel J. Mahr joined the Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process.  He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

Frederick L. Konopka, CFA, joined the Investment Team in 1997.  He is responsible for ongoing improvement of the research processes and software development for the Optimum Q Process, focusing on trading impact evaluation and implementation.  He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

Brian M. Greenberg and Douglas K. Thunen joined the Investment Team in 2004.  As Group Leaders, they are jointly responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development.  Mr. Greenberg received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.  Mr. Thunen earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

September 9, 2008

Cusip             31421R874
Cusip             31421R866
Cusip             31421R858

39096 (09-08)

Federated MDT Small Cap Core Fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2007.

Under the heading entitled, “Who Manages the Fund?” please delete first two paragraphs and the Portfolio Manager Information sub-section and replace it with the following:

The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (MDT Advisers) which is registered as an investment adviser with the SEC. Federated acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative computer model that drives investment decisions. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 High Street, 21st Floor, Boston, Massachusetts, 02110. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $302 billion in assets as of December 31, 2007. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions. The Fund is the successor to the MDT Small Cap Core Fund (inception October 2002) pursuant to a reorganization that was completed in December 2006 in connection with the acquisition of MDT Advisors by Federated.

PORTFOLIO MANAGEMENT INFORMATION

The Fund is managed by the Optimum Q Process, the proprietary, quantitative computer model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”) since October 2002.

Daniel J. Mahr, CFA, Managing Director, Research, leads the Investment Team. David M. Goldsmith, Ph.D., who was responsible for the initial development and launch of the Optimum Q Process, functions as a transitional advisor to the Investment Team in anticipation of and until his retirement on December 31, 2008.  Upon his retirement, Dr. Goldsmith’s activities with the Investment Team will cease.

Effective August 2008, key members of the Investment Team, Daniel J. Mahr, Frederick L. Konopka, Brian M. Greenberg and Douglas K. Thunen, have been named Portfolio Managers of the Fund as they continue their work with the Optimum Q Process.

David M. Goldsmith, Ph.D. joined the Investment Team in 1990. He received an A.B., Summa Cum Laude, in Economics from Princeton University, and a Ph.D. in Economics with a concentration in Finance from Harvard University.  Dr. Goldsmith functions as a transitional advisor to the Investment Team in anticipation of his retirement on December 31, 2008.

Daniel J. Mahr joined the Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process.  He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

Frederick L. Konopka, CFA, joined the Investment Team in 1997.  He is responsible for ongoing improvement of the research processes and software development for the Optimum Q Process, focusing on trading impact evaluation and implementation.  He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

Brian M. Greenberg and Douglas K. Thunen joined the Investment Team in 2004.  As Group Leaders, they are jointly responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development.  Mr. Greenberg received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.  Mr. Thunen earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

September 9, 2008

Cusip             31421R817
Cusip             31421R791
Cusip             31421R783

39098 (09-08)

Federated MDT Small Cap Growth Fund
Class A Shares
Class B Sahres
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2007 AND DECEMBER 17, 2007..

Under the heading entitled, “Who Manages the Fund?” please delete first two paragraphs and the Portfolio Manager Information sub-section and replace it with the following:

The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (MDT Advisers) which is registered as an investment adviser with the SEC. Federated acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative computer model that drives investment decisions. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 High Street, 21st Floor, Boston, Massachusetts, 02110. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $302 billion in assets as of December 31, 2007. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions. The Fund is the successor to the MDT Small Cap Growth Fund (inception October 2002) pursuant to a reorganization that was completed in December 2006 in connection with the acquisition of MDT Advisors by Federated.

PORTFOLIO MANAGEMENT INFORMATION

The Fund is managed by the Optimum Q Process, the proprietary, quantitative computer model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”) since October 2002.

Daniel J. Mahr, CFA, Managing Director, Research, leads the Investment Team. David M. Goldsmith, Ph.D., who was responsible for the initial development and launch of the Optimum Q Process, functions as a transitional advisor to the Investment Team in anticipation of and until his retirement on December 31, 2008.  Upon his retirement, Dr. Goldsmith’s activities with the Investment Team will cease.

Effective August 2008, key members of the Investment Team, Daniel J. Mahr, Frederick L. Konopka, Brian M. Greenberg and Douglas K. Thunen, have been named Portfolio Managers of the Fund as they continue their work with the Optimum Q Process.

David M. Goldsmith, Ph.D. joined the Investment Team in 1990. He received an A.B., Summa Cum Laude, in Economics from Princeton University, and a Ph.D. in Economics with a concentration in Finance from Harvard University.  Dr. Goldsmith functions as a transitional advisor to the Investment Team in anticipation of his retirement on December 31, 2008.

Daniel J. Mahr joined the Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process.  He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

Frederick L. Konopka, CFA, joined the Investment Team in 1997.  He is responsible for ongoing improvement of the research processes and software development for the Optimum Q Process, focusing on trading impact evaluation and implementation.  He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

Brian M. Greenberg and Douglas K. Thunen joined the Investment Team in 2004.  As Group Leaders, they are jointly responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development.  Mr. Greenberg received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.  Mr. Thunen earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

September 9, 2008

Cusip             31421R775
Cusip             31421R767
Cusip             31421R759
Cusip             31421R676
39100 (09-08)

Federated MDT Small Cap Value Fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2007.

Under the heading entitled, “Who Manages the Fund?” please delete first two paragraphs and the Portfolio Manager Information sub-section and replace it with the following:

The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (MDT Advisers) which is registered as an investment adviser with the SEC. Federated acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative computer model that drives investment decisions. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 High Street, 21st Floor, Boston, Massachusetts, 02110. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $302 billion in assets as of December 31, 2007. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions. The Fund is the successor to the MDT Small Cap Value Fund (inception October 2002) pursuant to a reorganization that was completed in December 2006 in connection with the acquisition of MDT Advisors by Federated.

PORTFOLIO MANAGEMENT INFORMATION

The Fund is managed by the Optimum Q Process, the proprietary, quantitative computer model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”) since October 2002.

Daniel J. Mahr, CFA, Managing Director, Research, leads the Investment Team. David M. Goldsmith, Ph.D., who was responsible for the initial development and launch of the Optimum Q Process, functions as a transitional advisor to the Investment Team in anticipation of and until his retirement on December 31, 2008.  Upon his retirement, Dr. Goldsmith’s activities with the Investment Team will cease.

Effective August 2008, key members of the Investment Team, Daniel J. Mahr, Frederick L. Konopka, Brian M. Greenberg and Douglas K. Thunen, have been named Portfolio Managers of the Fund as they continue their work with the Optimum Q Process.

David M. Goldsmith, Ph.D. joined the Investment Team in 1990. He received an A.B., Summa Cum Laude, in Economics from Princeton University, and a Ph.D. in Economics with a concentration in Finance from Harvard University.  Dr. Goldsmith functions as a transitional advisor to the Investment Team in anticipation of his retirement on December 31, 2008.

Daniel J. Mahr joined the Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process.  He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

Frederick L. Konopka, CFA, joined the Investment Team in 1997.  He is responsible for ongoing improvement of the research processes and software development for the Optimum Q Process, focusing on trading impact evaluation and implementation.  He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

Brian M. Greenberg and Douglas K. Thunen joined the Investment Team in 2004.  As Group Leaders, they are jointly responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development.  Mr. Greenberg received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.  Mr. Thunen earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

September 9, 2008

Cusip             31421R742
Cusip             31421R734
Cusip             31421R726
39101 (09-08)

Federated MDT Tax Aware/All Cap Core Fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2007.

Under the heading entitled, “Who Manages the Fund?” please delete first two paragraphs and the Portfolio Manager Information sub-section and replace it with the following:

The Board governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC (MDT Advisers) which is registered as an investment adviser with the SEC. Federated acquired MDT Advisers in July 2006. MDT Advisers is responsible for the day-to-day management of the Fund in accordance with the Fund’s investment objectives and policies (subject to the general supervision of the Fund’s Board). This includes designing, developing, periodically enhancing and implementing the quantitative computer model that drives investment decisions. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides security and market data and certain other support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 High Street, 21st Floor, Boston, Massachusetts, 02110. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $302 billion in assets as of December 31, 2007. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,270 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions. The Fund is the successor to the MDT Tax Aware/All Cap Core Fund (inception October 2002) pursuant to a reorganization that was completed in December 2006 in connection with the acquisition of MDT Advisors by Federated.

PORTFOLIO MANAGEMENT INFORMATION

The Fund is managed by the Optimum Q Process, the proprietary, quantitative computer model that drives investment selection, which is supported and implemented by the MDT Advisers Investment Team (“Investment Team”) since October 2002.

Daniel J. Mahr, CFA, Managing Director, Research, leads the Investment Team. David M. Goldsmith, Ph.D., who was responsible for the initial development and launch of the Optimum Q Process, functions as a transitional advisor to the Investment Team in anticipation of and until his retirement on December 31, 2008.  Upon his retirement, Dr. Goldsmith’s activities with the Investment Team will cease.

Effective August 2008, key members of the Investment Team, Daniel J. Mahr, Frederick L. Konopka, Brian M. Greenberg and Douglas K. Thunen, have been named Portfolio Managers of the Fund as they continue their work with the Optimum Q Process.

David M. Goldsmith, Ph.D. joined the Investment Team in 1990. He received an A.B., Summa Cum Laude, in Economics from Princeton University, and a Ph.D. in Economics with a concentration in Finance from Harvard University.  Dr. Goldsmith functions as a transitional advisor to the Investment Team in anticipation of his retirement on December 31, 2008.

Daniel J. Mahr joined the Investment Team in 2002. He is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process.  He received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.

Frederick L. Konopka, CFA, joined the Investment Team in 1997.  He is responsible for ongoing improvement of the research processes and software development for the Optimum Q Process, focusing on trading impact evaluation and implementation.  He received his A.B., Mathematics from Dartmouth College and his M.S., Concentration in Information Technology and Finance from MIT Sloan School of Management.

Brian M. Greenberg and Douglas K. Thunen joined the Investment Team in 2004.  As Group Leaders, they are jointly responsible for ongoing evaluation and enhancement of the Optimum Q Process, including software code design and development.  Mr. Greenberg received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.  Mr. Thunen earned his B.A., Magna Cum Laude, Computer Science from Williams College and his M.Eng., Computer Science from Princeton University.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

September 9, 2008

Cusip             31421R403
Cusip             31421R502
Cusip             31421R601
39103 (09-08)

Federated MDT All Cap core fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares

A portfolio of Federated MDT Series
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007

Under the section entitled, “Portfolio Manager Information” please delete the section and replace it with the following: Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

                                          Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Dr. David Goldsmith	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$640.146 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: $100,001-$500,000

Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.

                                Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$640.146 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

                                      Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$640.146 million	0
Other Pooled Investment Vehicles	5 Portofolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

                                     Additional Accounts Managed by Portfolio Managers
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$640.146 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

                                     Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$640.246 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Other Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none.

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

September 9, 2008

Cusip             31421R106
Cusip             31421R205
Cusip             31421R304
Cusip             31421R718
39087 (09-08)

Federated MDT Balanced fund
Class A Shares
Class C Shares
Class K Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007.

Under the section entitled, “Portfolio Manager Information” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

                                Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Dr. David Goldsmith	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$852.093 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  Dr. Goldsmith manages only the equity portion of the Fund’s portfolio.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.

                               Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$852.093 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  Mr. Mahr manages only the equity portion of the Fund’s portfolio.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

                     Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$852.093 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  Mr. Konopka manages only the equity portion of the Fund’s portfolio.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

                                             Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$852.093 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/ $6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  Mr. Greenberg manages only the equity portion of the Fund’s portfolio.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

                          Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$852.093 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none.

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  Mr. Thunen manages only the equity portion of the Fund’s portfolio.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of the Strategy to which the Fund is assigned represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

                Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by John Sherman	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	0
Other Pooled Investment Vehicles	0
Other Accounts	0

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

John Sherman is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., 60% S&P 500 Index/40%Lehman Brothers Aggregate Bond Index), and vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results.  Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, John Sherman was awarded a grant of restricted Federated stock.  Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

              Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Joe Balestrino	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	10 Funds/$6,769.778 million
Other Pooled Investment Vehicles	0
Other Accounts	1 Account/$39.061 million

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Joe Balestrino is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., Lehman Brothers Universal Index), and vs. the Fund's designated peer group of comparable accounts.  Mr. Balestrino manages only the fixed income portion of the Fund’s Portfolio.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Balestrino is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  The performance of certain of these accounts is excluded when calculating IPP; IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  In his role as Head of the U.S. Investment Grade Bond Group, Mr. Balestrino has oversight responsibility for other portfolios that he does not personally manage.  A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks and peer groups.  In addition, Mr. Balestrino serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income products.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results.  Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

             Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Christopher Smith	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	6 Funds/$1,598.853 million
Other Pooled Investment Vehicles	0
Other Accounts	7 Accounts/$554.647 million

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Christopher Smith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., Lehman Brothers Universal Index), and vs. the Fund's designated peer group of comparable accounts.  Mr. Smith manages only the fixed income portion of the Fund’s portfolio.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Smith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  The performance of certain of these accounts is excluded when calculating IPP.  Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  In addition, Mr. Smith serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relavent.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results.  Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

September 9, 2008

Cusip 31421R841
Cusip 31421R833
Cusip 31421R825
Cusip 31421R692
39089 (09-08)

Federated MDT Large Cap Growth fund

Class A Shares
Class B Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007 AND DECEMBER 17, 2007.

Under the section entitled, “Portfolio Manager Information” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

                              Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Dr. David Goldsmith	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$873.559 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Growth Index).  As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.

                                      Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$873.559 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Growth Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

                                    Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$873.559 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Growth Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

                                     Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/873.559 million	0
Other Pooled Investment Vehicles	5 Portfolios/316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none.

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Growth Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

                               Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$873.559 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million

Dollar value range of shares owned in the Fund: none

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Growth Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

September 9, 2008

Cusip             31421R700
Cusip             31421R809
Cusip             31421R882
Cusip             31421R684
39093 (09-08)

Federated MDT Large Cap Value fund

Class A Shares
Class C Shares
Class K Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 3, 2008.

Under the section entitled, “Portfolio Manager Information” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

                                    Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Dr. David Goldsmith	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,019.042 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Value Index).  As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.

                                     Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,019.042 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Value Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

                                      Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,019.042 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Value Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

                                    Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,019.042 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none.

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Value Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

Portfolio Manager Information

The following information about the Fund’s portfolio manager is provided as of the end of the fund's most recently completed fiscal year.

                                           Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,019.042 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 1000 Value Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

September 9, 2008

Cusip 31421R668
Cusip 31421R650
Cusip 31421R643
Cusip 31421R635
 39095 (09-08)

Federated MDT Mid Cap Growth fund

Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007.

Under the section entitled, “Portfolio Manager Information” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

                           Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Dr. David Goldsmith	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,005.699 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell Mid Cap Growth Index).  As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.

                                        Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,005.699 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell Mid Cap Growth Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

                                             Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 funds/$1,005.699 million	0
Other Pooled Investment Vehicles	5 Portfolios/ $316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell Mid Cap Growth Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

                                        Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,005.699 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none.

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell Mid Cap Growth Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

                                      Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,005.699 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell Mid Cap Growth Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive lower weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

September 9, 2008

Cusip 31421R874
Cusip 31421R866
Cusip 31421R858

39097 (09-08)

Federated MDT Small Cap Core fund

Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007.

Under the section entitled, “Portfolio Manager Information” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

                                   Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Dr. David Goldsmith	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.138 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Index).  As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.

                                    Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.138 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

                                        Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.138 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

                                     Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.138 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

                                    Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.138 million	0
Other Pooled Investment Vehicles	5 Portfolio/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

September 9, 2008

Cusip 31421R817
Cusip 31421R791
Cusip 31421R783
39099 (09-08)

Federated MDT Small Cap Growth fund
Class A Shares
Class B Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007 AND DECEMBER 17, 2007..

Under the section entitled, “Portfolio Manager Information” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

                                     Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Dr. David Goldsmith	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 funds/$909.365 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Growth Index).  As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.

                                            Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$909.365 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portofolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Growth Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

                                            Additional Accounts Managed by Portfolio Manager

Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$909.365 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6.772.3 million	0

Dollar value range of shares owned in the Fund: none

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Growth Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

                                 Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$909.365 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Growth Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

                                 Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$909.365 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Growth Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

September 9, 2008

Cusip 31421R775
Cusip 31421R767
Cusip 31421R759
Cusip 31421R676
39105 (09-08)

Federated MDT Small Cap Value fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007.

Under the section entitled, “Portfolio Manager Information” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

                        Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Dr. David Goldsmith	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/991.839 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Value Index).  As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.

                                        Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$991.839 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Value Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

                                        Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$991.839 million	0
Other Pooled Investment Vehicles	5 Portofolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Value Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

                                       Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$991.839 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Value Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

                                   Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$991.839 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 2000 Value Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

September 9, 2008

Cusip 31421R742
Cusip 31421R734
Cusip 31421R726
39102 (09-08)

Federated MDT Tax Aware/All Cap Core fund
Class A Shares
Class C Shares
Institutional Shares

A Portfolio of Federated MDT Series
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2007.

Under the section entitled, “Portfolio Manager Information” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of the end of the fund's most recently completed fiscal year.

                                 Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Dr. David Goldsmith	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.250 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Dr. David Goldsmith is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Dr. Goldsmith is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Dr. Goldsmith may receive additional consideration based on the achievement of specified revenue targets.

                                  Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Daniel Mahr	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.250 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Daniel Mahr is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Mahr is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Mahr may receive additional consideration based on the achievement of specified revenue targets.

                                     Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Fred Konopka	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.250 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Fred Konopka is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Konopka is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Konopka may receive additional consideration based on the achievement of specified revenue targets.

                                     Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Brian M. Greenberg	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.250 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: $1-$10,000.

Brian M. Greenberg is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Greenberg is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Greenberg may receive additional consideration based on the achievement of specified revenue targets.

                                      Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Douglas Thunen	Total Number of Additional Accounts Managed / Total Assets Managed	Additional Accounts /Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	9 Funds/$1,004.250 million	0
Other Pooled Investment Vehicles	5 Portfolios/$316.2 million	1 Portfolio/$500 thousand
Other Accounts	55 Accounts/$6,772.3 million	0

Dollar value range of shares owned in the Fund: none

Douglas Thunen is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  For purposes of calculating the annual incentive amount, each mutual fund and institutional account managed by the Adviser is categorized as reflecting one of several designated “Strategies.”  The annual incentive amount is based on current calendar year asset-weighted composite investment performance of each Strategy, which is measured on a total return basis gross of fees and expenses vs. the Strategy’s designated benchmark (i.e., with respect to the Fund’s Strategy, Russell 3000 Index).  As noted above, Mr. Thunen is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may be categorized as reflecting different Strategies, which may have different benchmarks.  Although the performance of each Strategy composite is considered in calculating the annual incentive amount, their relative weightings differ.  The performance of one of the other Strategies (which does not include the Fund in its composite performance) represents a significant portion of the calculation.  The remaining Strategies are divided into two groups, with each Strategy within a group receiving equal weighting.  The Strategy to which the Fund is assigned and the other Strategies in the same group receive higher weighting than Strategies in the other group.  As a separate matter, pursuant to the terms of a business acquisition agreement, Mr. Thunen may receive additional consideration based on the achievement of specified revenue targets.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

September 9, 2008

Cusip 31421R403
Cusip 31421R502
Cusip 31421R601
39104 (09-08)